Income Taxes (Details Narrative) (10K) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 22, 2018	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Effective tax statutory rate	35.00%	35.00%	34.00%	34.00%	34.00%	34.00%
Reduced tax rate		21.00%
Deferred tax asset					$ 3,800,000	$ 3,800,000
Unrecognized tax benefits
Refundable tax credit					17,253	$ 47,082
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards					$ 26,606,541
Operating loss carry forwards expiration year					2026
Federal [Member]
Operating loss carry forwards					$ 33,345,946
Operating loss carry forwards expiration year					2026